Cost Method Investment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Cost Method Investment [Abstract]
Schedule of cost method investments
	September 30,	December 31,
	2017	2016
	(Unaudited)
Beginning balance	$3,599,831	$3,851,071

Addition	—	—
Less: impairment loss	—	—
Foreign currency adjustment	156,799	(251,240)
Ending balance	$3,756,630	$3,599,831

	December 31,	December 31,
	2016	2015
Beginning balance	$3,851,071	$-

Addition	-	3,851,071
Less: impairment loss	-	-
Foreign currency adjustment	(251,240)	-
Ending balance	$3,599,831	$3,851,071